Accounts Receivables - Schedule of Allowance for Credit Loss (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Allowance for Credit Loss [Abstract]
Opening balance	$ 19,500
Ending balance	19,860	19,500
Addition	$ 360	$ 19,500